Bank credit lines, loan facilities and notes - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	May 08, 2024	Jul. 01, 2021
Debt Instrument [Line Items]
Total debt	$ 3,401,807	$ 3,416,688
Less current portion of long-term debt	(1,279,762)	(529,762)
Total long-term debt	2,122,045	2,886,926
Less debt issuance costs and debt discount	(11,262)	(14,310)
Total long-term debt, net	$ 2,110,783	$ 2,872,616
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.732%	5.672%		1.00%
Total debt	$ 901,807	$ 916,688
Senior Subordinated Notes | Senior Secured Notes (the "2026 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)		2.875%
Total debt	$ 500,000	$ 500,000
Senior Subordinated Notes | Senior Secured Notes (the "2027 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.809%	5.809%	5.809%
Total debt	$ 750,000	$ 750,000
Senior Subordinated Notes | Senior Secured Notes (the "2029 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.849%	5.849%	5.849%
Total debt	$ 750,000	$ 750,000
Senior Subordinated Notes | Senior Secured Notes (the "2034 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	6.00%	6.00%	6.00%
Total debt	$ 500,000	$ 500,000